Notes on the Consolidated Statements of Operations and Comprehensive Loss - Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated Income Statement [Line Items]
Total other income	€ 1,558	€ 240	[1]	€ 54	[1]
Other Income
Consolidated Income Statement [Line Items]
Gain realized upon sublease commencement	1,259	0		0
Other income	299	240		54
Total other income	€ 1,558	€ 240		€ 54

[1]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.